Financial instruments - Financial instruments indexed to LIBOR (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Debt	$ 371	$ 265
Term Loan | Financial instruments indexed to LIBOR
Disclosure of detailed information about financial instruments [line items]
Debt	300
Interest rate swap contract | Financial instruments indexed to LIBOR
Disclosure of detailed information about financial instruments [line items]
Debt	75
Derivatives	$ 0